FAIR VALUE MEASUREMENT (Details 3) (Available-for-sale securities, Dining Secretary)	12 Months Ended
Dec. 31, 2012
Discounted cash flow
Significant unobservable inputs used in the valuation
WACC (as a percent)	27.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	27.50%
Option pricing model
Significant unobservable inputs used in the valuation
Time to liquidation	3 years
Risk-free rate (as a percent)	0.904%
Expected volatility (as a percent)	43.40%
Dividend yield (as a percent)	0.00%
Option pricing model | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	45.00%
Option pricing model | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	45.00%
Option pricing model | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	10.00%